Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument - CHF (SFr)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Derivative financial instrument [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		SFr 316,757	SFr 4,353
Financing Cash Flows	[1]
Fair value revaluation		410,918	219,315
Other changes	[2]	(726,442)	93,089
Balance		1,233	316,757
Loans [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		523,920
Financing Cash Flows	[1]	(50,000)	1,522,931
Fair value revaluation
Other changes	[2]	(473,920)	(999,011)
Balance			523,920
Lease liabilities [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance
Financing Cash Flows	[1]	(21,700)
Fair value revaluation
Other changes	[2]	597,436
Balance		575,736
Total [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		840,677	4,353
Financing Cash Flows	[1]	(71,700)	1,522,931
Fair value revaluation		410,918	219,315
Other changes	[2]	(602,926)	(905,922)
Balance		SFr 576,969	SFr 840,677

[1]	The financing cash flows are from loan borrowings or loan and lease repayments.
[2]	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and initial recognition of lease liability.